Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,882.4	$ 1,664.6	$ 1,405.4
Ending balance	1,898.8	1,882.4	1,664.6
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,635.0	3,296.7	2,900.5
Additions	290.3	470.5	505.0
Contributions from suppliers	(125.5)	(86.0)	(123.9)
Disposals	(3.4)	(1.5)
Reclassifications	(6.1)		(7.3)
Impairment	(58.5)	(60.5)
Interest on capitalized assets	10.0	15.8	17.8
Translation adjustments	(1.6)		4.6
Ending balance	3,740.2	3,635.0	3,296.7
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,752.6)	(1,632.1)	(1,495.1)
Amortization	(112.8)	(146.2)	(173.9)
Amortization of contribution from suppliers	22.0	27.3	38.3
Disposals	2.2
Reclassifications	1.4
Interest on capitalized assets	(1.6)	(1.6)	(1.4)
Ending balance	(1,841.4)	(1,752.6)	(1,632.1)
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	793.4	522.7	352.5
Ending balance	862.7	793.4	522.7
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,825.2	1,515.1	1,276.1
Additions	209.3	313.8	351.1
Contributions from suppliers	(125.5)	(86.0)	(123.9)
Reclassifications		71.3
Interest on capitalized assets	7.3	11.0	11.8
Ending balance	1,916.3	1,825.2	1,515.1
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,031.8)	(992.4)	(923.6)
Amortization	(29.6)	(57.4)	(92.0)
Amortization of contribution from suppliers	8.0	13.5	23.2
Reclassifications		4.5
Interest on capitalized assets	(0.2)
Ending balance	(1,053.6)	(1,031.8)	(992.4)
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	882.0	895.4	871.8
Ending balance	829.0	882.0	895.4
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,355.7	1,320.3	1,248.9
Additions	41.3	76.9	65.4
Reclassifications		3.6
Impairment	(58.5)	(49.9)
Interest on capitalized assets	2.7	4.8	6.0
Ending balance	1,341.2	1,355.7	1,320.3
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(473.7)	(424.9)	(377.1)
Amortization	(51.1)	(56.7)	(61.5)
Amortization of contribution from suppliers	14.0	13.8	15.1
Reclassifications		(4.3)
Interest on capitalized assets	(1.4)	(1.6)	(1.4)
Ending balance	(512.2)	(473.7)	(424.9)
Internally generated [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.6	5.2
Ending balance	11.0	5.6	5.2
Internally generated [member] | Defense and Security [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33.5	30.8	25.6
Additions	4.0	3.0	5.2
Reclassifications	5.9	(0.3)
Ending balance	43.4	33.5	30.8
Internally generated [member] | Defense and Security [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(27.9)	(25.6)	(25.6)
Amortization	(1.8)	(2.6)
Reclassifications	(2.7)	0.3
Ending balance	(32.4)	(27.9)	(25.6)
Internally generated [member] | All Other Segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4.7	51.8	36.1
Ending balance	2.3	4.7	51.8
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.8	51.8	36.1
Additions	0.1	2.5	15.7
Reclassifications	(2.4)	(48.5)
Ending balance	3.5	5.8	51.8
Internally generated [member] | All Other Segments [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.1)
Amortization	(0.1)	(0.1)
Reclassifications		(1.0)
Ending balance	(1.2)	(1.1)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7.1	7.8	5.5
Ending balance	3.4	7.1	7.8
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13.9	13.5	10.1
Additions	2.5	1.9	10.7
Disposals		(1.5)
Reclassifications	(10.1)		(7.3)
Ending balance	6.3	13.9	13.5
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6.8)	(5.7)	(4.6)
Amortization	(0.9)	(1.1)	(1.1)
Reclassifications	4.8
Ending balance	(2.9)	(6.8)	(5.7)
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	136.4	131.6	102.4
Ending balance	117.5	136.4	131.6
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	343.3	311.4	263.3
Additions	8.0	56.3	48.1
Disposals	(3.4)
Reclassifications	2.4	(24.4)
Ending balance	350.3	343.3	311.4
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(206.9)	(179.8)	(160.9)
Amortization	(28.1)	(27.1)	(18.9)
Disposals	2.2
Ending balance	(232.8)	(206.9)	(179.8)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12.0	21.0	16.4
Ending balance	10.4	12.0	21.0
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12.0	21.0	16.4
Impairment		(8.7)
Translation adjustments	(1.6)	(0.3)	4.6
Ending balance	10.4	12.0	21.0
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41.2	29.1	20.7
Ending balance	62.5	41.2	29.1
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	45.6	32.8	24.0
Additions	25.1	16.1	8.8
Reclassifications	(1.9)	(1.7)
Impairment		(1.9)
Translation adjustments		0.3
Ending balance	68.8	45.6	32.8
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4.4)	(3.7)	(3.3)
Amortization	(1.2)	(1.2)	(0.4)
Reclassifications	(0.7)	0.5
Ending balance	$ (6.3)	$ (4.4)	$ (3.7)